Property and Equipment (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	37 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Sep. 30, 2012 EchoStar QuetzSat-1 Transponder Agreement item	Dec. 31, 2012 EchoStar I	Dec. 31, 2012 EchoStar VII	Sep. 30, 2012 EchoStar VII	Dec. 31, 2012 EchoStar VII	Dec. 31, 2012 EchoStar VII Maximum	Dec. 31, 2012 EchoStar X	Sep. 30, 2012 EchoStar X	Dec. 31, 2012 EchoStar X	Dec. 31, 2012 EchoStar XI	Sep. 30, 2012 EchoStar XI	Dec. 31, 2012 EchoStar XI	Dec. 31, 2012 EchoStar XI Maximum	Dec. 31, 2012 EchoStar XIV	Dec. 31, 2012 EchoStar XIV Maximum	Dec. 31, 2012 EchoStar XV	Mar. 31, 2012 EchoStar VI item	Dec. 31, 2012 EchoStar XVI	Dec. 31, 2012 EchoStar XVI	Dec. 31, 2012 EchoStar XVI EchoStar	Dec. 31, 2008 QuetzSat-1 item	Dec. 31, 2012 EchoStar XVIII	Dec. 31, 2012 148 degree orbital location
Property and Equipment
Estimate Useful life of assets						1 year	40 years		12 years	15 years	12 years	15 years	15 years	15 years	12 years	15 years	15 years	12 years	15 years	15 years	15 years	15 years	15 years						15 years
Expiration term following the actual service commencement date																									4 years	10 years
Option to renew for additional term prior to expiration of initial term																									6 years		6 years
Option to renew for additional term after exercising renewal option prior to expiration of initial term																									5 years
Number of other satellites to be relocated in the event of failure or loss of any satellite	1		1
Loss of Travelling wave tube amplifiers ("TWTAs")																								2
Total number of TWTAs lost																								5
Number of DBS transponders currently used																												24
Number of transponders subleased								5
Depreciation and amortization (Note 6)	$ 205,496	$ 197,295	$ 898,682	$ 904,955	$ 983,360																									$ 67,776